Financial Instruments and Financial Risk Management (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Financial Instruments and Financial Risk Management [Abstract]
Fixed rate percentage	5.50%
Annual Rate Percentage	4.59%
Total interest rate	10.09%
Equity marketable securities (in Dollars)	$ 749
Debt marketable securities (in Dollars)	$ 5,138